Intangible assets (Details 1) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Northeastern petrochemical complex member
IfrsStatementLineItems [Line Items]
Allocated goodwill	R$ 475,780
Recoverable amount	7,305,045
Book value	R$ 3,124,332	[1]
Discount rate	14.68%
Southern petrochemical complex member
IfrsStatementLineItems [Line Items]
Allocated goodwill	R$ 1,390,741
Recoverable amount	20,840,873
Book value	R$ 6,781,881	[1]
Discount rate	15.85%
Vinyls unity member
IfrsStatementLineItems [Line Items]
Allocated goodwill	R$ 192,353
Recoverable amount	5,050,166
Book value	R$ 2,880,156	[1]
Discount rate	14.70%

[1]	The book value includes, in addition to goodwill, property, plant and equipment and intangible assets with defined useful lives and working capital.